Junior Subordinated Debentures - Junior Subordinated Debentures by Issuance (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Total liability, at par	$ 36,500	$ 36,500	$ 35,000
Total liability, at fair value	27,482	26,926	24,711
Metropolitan Statutory Trust 1
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Total liability, at par	35,000	$ 35,000	35,000
Contractual Rate		3.78%
RidgeStone Capital Trust I
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Total liability, at par	1,500	$ 1,500
Contractual Rate		5.09%
Junior Subordinated Debentures
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Discount	$ (9,018)	$ (9,574)	$ (10,289)
Junior Subordinated Debentures | Metropolitan Statutory Trust 1
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Contractual Rate	4.11%	3.78%	3.32%
Interest Rate Spread, Description		Three-month LIBOR
Junior Subordinated Debentures | Metropolitan Statutory Trust 1 | Three-month LIBOR
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Interest Rate Spread, Description	Three-month LIBOR
Interest Rate Spread	2.79%	2.79%
Junior Subordinated Debentures | RidgeStone Capital Trust I
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Contractual Rate	5.09%	5.09%
Junior Subordinated Debentures | RidgeStone Capital Trust I | Five-year LIBOR
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Interest Rate Spread, Description	Five-year LIBOR	Five-year LIBOR
Interest Rate Spread	3.50%	3.50%	5.09%